Stock-Based Compensation (Details) - Schedule of Options Outstanding - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 23, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Options Outstanding [Abstract]
Outstanding beginning, Shares (in Shares)			3,949,158	2,345,559
Outstanding beginning, Weighted Average Grant Date Fair Value			$ 0.91	$ 0.77
Outstanding beginning, Weighted Average Exercise Price			$ 1.74	$ 1.59
Outstanding beginning, Aggregate Intrinsic Value (in Dollars)			$ 2,992,895	$ 779,457
Granted, Shares (in Shares)		246,123	166,927	1,726,488
Granted, Weighted Average Grant Date Fair Value			$ 1.31	$ 1.1
Granted, Weighted Average Exercise Price			$ 2.5	$ 1.94
Exercised, Shares (in Shares)	(165,713)			(31,255)
Exercised, Weighted Average Grant Date Fair Value				$ 0.47
Exercised, Weighted Average Exercise Price				$ 1.13
Cancelled, Shares (in Shares)		(72,636)	(609,901)	(91,634)
Cancelled, Weighted Average Grant Date Fair Value			$ 0.83	$ 0.78
Cancelled, Weighted Average Exercise Price			$ 1.83	$ 1.88
Outstanding ending, Shares (in Shares)			3,506,184	3,949,158
Outstanding ending, Weighted Average Grant Date Fair Value			$ 1.87	$ 0.91
Outstanding ending, Weighted Average Exercise Price			$ 1.87	$ 1.74
Outstanding ending, Aggregate Intrinsic Value (in Dollars)			$ 6,554,541	$ 2,992,895